Related Party Transactions - Guarantees - Additional Information (Detail) - Archer [Member] - Equity Method Investee [Member] - USD ($)		6 Months Ended
	Feb. 05, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property Lease Guarantee [Member]
Related Party Transaction [Line Items]
Guarantee period	10 years
Guarantee outstanding		$ 9,000,000
Maximum potential future payment				$ 10,000,000
Guarantee Fees Reimbursed [Member]
Related Party Transaction [Line Items]
Revenues related party		$ 0	$ 0